Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

30.  Commitments and contingencies

Dispute with a contractual counterparty

The Company is currently involved in a dispute with one of its contractual counterparties, with each side having raised certain claims in relation to breaches of the relevant agreements, for which the counterparty has claimed a substantial amount of damages from the Company. As at the date of these financial statements, the effects and outcomes of this dispute cannot be reliably estimated, though the Company intends to rigorously defend its interest. In accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets, the information otherwise required to be disclosed pursuant to that accounting standard in relation to the dispute has been omitted on the grounds that it can be expected to prejudice seriously the position of the Company. Based on the assessment of the Company’s management, which relies, among other factors, on the discussions with its litigation counsel, no provision is required to be recorded in the financial statements at this stage.

Taxation

Although the Company generally is not responsible for indirect taxes (VAT and withholding sales taxes) generated on games accessed and operated through third-party platforms, we are responsible for collecting and remitting applicable sales, value added, use or similar taxes for revenue generated on games accessed and operated on our own platforms and/or in countries where the law requires the game publishers to pay such taxes even if games are made available for users through third-party platforms. Furthermore, an increasing number of U.S. states have considered or adopted laws that attempt to impose tax collection obligations on out-of-state companies. This is also the case in respect of the European Union, where value added taxes or digital services taxes were or may be imposed on companies making digital sales to consumers within the European Union. In addition, as taxation of IT industries is rapidly developing there is a risk that various tax authorities may interpret certain agreements or tax payment arrangements differently than the Company (including identification of the taxpayer and determination of the tax residency).

The Company believes that these consolidated financial statements reflect our best estimate of tax liabilities and uncertain tax positions, which are appropriately accounted for and/or disclosed in these consolidated financial statements. In respect of the above risks, we consider them to be reasonably possible of being materialized, however, the potential financial effects thereof cannot be presently reliably estimated.